April 25, 2006

VIA EDGAR

Securities and Exchange Commission

450 5th Street, N.W.

Washington, D.C. 20549

Re:	Registration Statement on Form S-1 for eHealth, Inc.

Ladies and Gentlemen:

Attached for filing pursuant to the Securities Act of 1933, as amended, is a Registration Statement on Form S-1 (the “Registration Statement”) covering the registration of shares of common stock of eHealth, Inc. (the “Registrant”), together with related documents. The Registrant will retain a fully executed copy of the Registration Statement for a period of not less than five years.

A wire transfer in the amount of $9,095.00 has been wired into the SEC’s account at Mellon Bank.

Please call the undersigned at (650) 321-2400 should you have any questions or comments with regard to this matter.

Very truly yours,

/s/ Amanda Galton

Amanda Galton

Attachment

cc:	Bennett L. Yee, Esq.
Caine T. Moss, Esq.